Capital Assets - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Government grants recognized		$ 694
Impairment loss on capital assets	$ 665	$ 7,070	$ 5,689
Depreciation expense			$ 4,086